John Hancock
Strategic Income Opportunities Fund
Quarterly portfolio holdings 5/31/2022

Fund’s investments
As of 5-31-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 6.6%					$280,527,209
(Cost $294,548,095)
U.S. Government 6.6%					280,527,209
U.S. Treasury
Bond	2.000	02-15-50		18,000,000	14,156,016
Bond	2.375	02-15-42		53,945,000	46,704,570
Bond	2.750	11-15-42		10,200,000	9,308,297
Bond	3.000	02-15-49		62,535,000	60,529,483
Note	0.375	11-30-25		12,000,000	11,035,781
Note	0.500	02-28-26		12,130,000	11,135,909
Note	1.500	01-31-27		48,055,000	45,261,803
Note	1.875	05-15-32		24,533,000	22,486,028
Note	2.000	11-15-26		17,495,000	16,873,791
Note	2.250	03-31-24		30,085,000	29,956,904
Note	2.375	04-30-26		5,420,000	5,337,218

Note	2.375	03-31-29		7,995,000	7,741,409
Foreign government obligations 22.0%					$929,042,608
(Cost $1,029,023,824)
Australia 1.2%					49,667,454
Commonwealth of Australia	0.250	11-21-24	AUD	24,245,000	16,372,175
Commonwealth of Australia	0.500	09-21-26	AUD	8,025,000	5,163,550
New South Wales Treasury Corp.	1.000	02-08-24	AUD	16,355,000	11,427,568
New South Wales Treasury Corp.	1.250	03-20-25	AUD	15,505,000	10,584,100
Queensland Treasury Corp. (A)	4.250	07-21-23	AUD	8,355,000	6,120,061
Austria 0.2%					7,175,667
Republic of Austria (A)	0.500	02-20-29	EUR	7,075,000	7,175,667
Brazil 0.8%					33,304,254
Federative Republic of Brazil	10.000	01-01-23	BRL	24,040,000	5,168,265
Federative Republic of Brazil	10.000	01-01-25	BRL	135,530,000	28,135,989
Canada 3.0%					125,698,385
Canada Housing Trust No. 1 (A)	1.250	06-15-26	CAD	16,100,000	11,884,227
Canada Housing Trust No. 1 (A)	1.950	12-15-25	CAD	17,175,000	13,116,331
CPPIB Capital, Inc. (A)	2.250	12-01-31	CAD	6,685,000	4,703,416
Government of Canada	1.500	09-01-24	CAD	7,863,000	6,060,636
Government of Canada	2.250	12-01-29	CAD	19,660,000	14,952,853
Province of Ontario	1.350	12-02-30	CAD	57,020,000	37,673,727
Province of Ontario	2.900	06-02-28	CAD	13,400,000	10,341,471
Province of Ontario	3.450	06-02-45	CAD	11,995,000	8,829,272
Province of Quebec	0.200	04-07-25	EUR	5,160,000	5,378,318
Province of Quebec	1.500	12-15-23	GBP	5,130,000	6,408,606
Province of Quebec	3.000	09-01-23	CAD	8,000,000	6,349,528
China 1.1%					48,425,924
People’s Republic of China	1.990	04-09-25	CNY	128,240,000	19,038,722
People’s Republic of China	2.690	08-12-26	CNY	44,520,000	6,727,629
People’s Republic of China	2.880	11-05-23	CNY	149,230,000	22,659,573
Colombia 1.0%					44,428,424
Republic of Colombia	3.250	04-22-32		9,615,000	7,719,004
Republic of Colombia	4.500	03-15-29		2,450,000	2,270,989
Republic of Colombia	5.625	02-26-44		2,450,000	2,051,763
Republic of Colombia	6.250	11-26-25	COP	39,010,000,000	9,247,115
Republic of Colombia	7.500	08-26-26	COP	40,050,000,000	9,640,921
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Colombia (continued)
Republic of Colombia	10.000	07-24-24	COP	50,477,000,000	$13,498,632
Greece 0.6%					27,138,960
Republic of Greece (A)	1.500	06-18-30	EUR	10,675,000	9,948,756
Republic of Greece (A)	2.000	04-22-27	EUR	8,435,000	8,902,581
Republic of Greece	4.200	01-30-42	EUR	7,100,000	8,287,623
India 0.2%					10,787,926
Republic of India	6.100	07-12-31	INR	358,560,000	4,212,889
Republic of India	6.450	10-07-29	INR	373,000,000	4,552,522
Republic of India	7.270	04-08-26	INR	156,200,000	2,022,515
Indonesia 3.0%					125,268,842
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	10,090,281
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	2,260,505
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	6,461,984
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	11,972,685
Republic of Indonesia	3.050	03-12-51		5,655,000	4,530,342
Republic of Indonesia	3.850	10-15-30		4,480,000	4,423,322
Republic of Indonesia	6.375	04-15-32	IDR	342,740,000,000	22,344,438
Republic of Indonesia	6.500	06-15-25	IDR	289,886,000,000	20,306,888
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	6,063,061
Republic of Indonesia	7.000	05-15-27	IDR	72,700,000,000	5,111,498
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,212,560
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,230,933
Republic of Indonesia	8.125	05-15-24	IDR	45,206,000,000	3,276,007
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	6,028,490
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	8,382,209
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	5,573,639
Ireland 0.1%					2,922,537
Republic of Ireland	1.100	05-15-29	EUR	2,760,000	2,922,537
Italy 0.7%					27,763,768
Republic of Italy	1.250	02-17-26		7,595,000	6,874,235
Republic of Italy (A)	1.850	07-01-25	EUR	19,430,000	20,889,533
Japan 1.0%					42,990,855
Government of Japan	0.005	03-20-27	JPY	1,128,000,000	8,760,874
Government of Japan	0.100	06-20-25	JPY	4,387,750,000	34,229,981
Malaysia 1.2%					52,495,305
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	5,645,893
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	4,706,519
Government of Malaysia	3.844	04-15-33	MYR	48,536,000	10,649,414
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	8,438,435
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	9,939,195
Government of Malaysia	3.900	11-30-26	MYR	18,960,000	4,357,912
Government of Malaysia	4.059	09-30-24	MYR	37,710,000	8,757,937
Mexico 1.3%					54,956,482
Government of Mexico	5.000	03-06-25	MXN	148,220,000	6,783,453
Government of Mexico	5.750	03-05-26	MXN	253,970,000	11,616,768
Government of Mexico	7.500	06-03-27	MXN	452,090,000	21,855,056
Government of Mexico	7.750	05-29-31	MXN	304,940,000	14,701,205
Netherlands 0.2%					10,000,732
Kingdom of the Netherlands (A)	2.000	07-15-24	EUR	9,035,000	10,000,732
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
New Zealand 1.5%					$61,940,604
Government of New Zealand	0.500	05-15-24	NZD	42,290,000	26,072,329
Government of New Zealand	0.500	05-15-26	NZD	32,455,000	18,847,820
Government of New Zealand	1.500	04-15-26	NZD	6,980,000	4,118,007
Government of New Zealand	4.500	04-15-27	NZD	3,200,000	2,180,618
Government of New Zealand	4.500	04-15-27	NZD	12,470,000	8,239,376
Government of New Zealand	5.500	04-15-23	NZD	3,730,000	2,482,454
Norway 1.4%					58,835,863
Kingdom of Norway (A)	1.500	02-19-26	NOK	81,525,000	8,365,830
Kingdom of Norway (A)	1.750	03-13-25	NOK	112,255,000	11,730,119
Kingdom of Norway (A)	1.750	02-17-27	NOK	51,830,000	5,315,186
Kingdom of Norway (A)	2.000	05-24-23	NOK	176,910,000	18,901,256
Kommunalbanken AS	4.250	07-16-25	AUD	11,774,000	8,626,783
Kommunalbanken AS	5.250	07-15-24	AUD	7,910,000	5,896,689
Philippines 0.6%					24,354,905
Republic of the Philippines	0.875	05-17-27	EUR	17,540,000	17,379,109
Republic of the Philippines	6.250	01-14-36	PHP	373,000,000	6,975,796
Portugal 0.5%					21,054,779
Republic of Portugal (A)	0.475	10-18-30	EUR	17,270,000	16,401,107
Republic of Portugal (A)	0.700	10-15-27	EUR	4,525,000	4,653,672
Qatar 0.3%					11,736,426
State of Qatar (A)	4.000	03-14-29		3,455,000	3,584,514
State of Qatar (A)	4.817	03-14-49		7,575,000	8,151,912
Singapore 0.3%					10,811,251
Republic of Singapore	1.250	11-01-26	SGD	15,610,000	10,811,251
Spain 0.5%					23,153,096
Kingdom of Spain (A)	0.250	07-30-24	EUR	9,125,000	9,671,821
Kingdom of Spain (A)	0.800	07-30-27	EUR	13,040,000	13,481,275
Sweden 0.3%					14,297,683
Kingdom of Sweden (A)	0.125	04-24-23	EUR	13,340,000	14,297,683
United Arab Emirates 0.5%					20,285,737
Government of Abu Dhabi (A)	1.700	03-02-31		9,705,000	8,446,262
Government of Abu Dhabi (A)	3.125	04-16-30		7,880,000	7,761,800
Government of Abu Dhabi (A)	3.875	04-16-50		4,315,000	4,077,675
United Kingdom 0.5%					19,546,749
Government of United Kingdom	0.125	01-31-24	GBP	4,350,000	5,346,292
Government of United Kingdom	0.250	01-31-25	GBP	3,650,000	4,424,838

Government of United Kingdom	0.500	07-22-22	GBP	7,765,000	9,775,619
Corporate bonds 47.8%					$2,020,935,616
(Cost $2,230,713,900)
Communication services 5.7%					241,432,868
Diversified telecommunication services 0.5%
Cellnex Telecom SA	1.875	06-26-29	EUR	5,400,000	4,826,958
CT Trust (A)	5.125	02-03-32		3,790,000	3,389,018
IHS Holding, Ltd. (A)	6.250	11-29-28		3,600,000	3,272,040
Kenbourne Invest SA (A)	4.700	01-22-28		4,775,000	3,861,638
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		8,945,000	8,115,441
Entertainment 0.6%
Netflix, Inc.	4.875	04-15-28		2,890,000	2,865,346
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Entertainment (continued)
Netflix, Inc. (A)	5.375	11-15-29		9,335,000	$9,405,013
WMG Acquisition Corp. (A)(B)	3.000	02-15-31		15,595,000	13,364,915
Interactive media and services 0.2%
Match Group Holdings II LLC (A)(B)	4.125	08-01-30		7,915,000	7,042,530
Media 3.2%
Altice Financing SA (A)	5.000	01-15-28		515,000	466,587
CCO Holdings LLC (A)	4.250	02-01-31		1,700,000	1,499,740
CCO Holdings LLC (A)	4.500	08-15-30		8,205,000	7,409,936
CCO Holdings LLC (A)	4.500	06-01-33		5,745,000	4,944,061
CCO Holdings LLC (A)	4.750	03-01-30		11,565,000	10,668,713
CCO Holdings LLC (A)	5.125	05-01-27		14,650,000	14,439,040
Charter Communications Operating LLC	2.800	04-01-31		2,350,000	1,964,351
Charter Communications Operating LLC	5.125	07-01-49		15,905,000	14,005,941
Charter Communications Operating LLC	5.750	04-01-48		7,045,000	6,834,745
Globo Comunicacao e Participacoes SA (A)	5.500	01-14-32		5,840,000	4,994,121
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		8,000,000	7,278,000
News Corp. (A)	3.875	05-15-29		17,435,000	16,128,072
Sirius XM Radio, Inc. (A)	4.125	07-01-30		12,225,000	11,017,781
Virgin Media Finance PLC (A)	5.000	07-15-30		7,640,000	6,820,228
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		5,145,000	4,654,682
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		11,030,000	10,845,689
VTR Comunicaciones SpA (A)	4.375	04-15-29		4,495,000	3,438,675
VTR Comunicaciones SpA (A)	5.125	01-15-28		3,333,000	2,713,495
VTR Finance NV (A)	6.375	07-15-28		5,360,000	4,507,117
Wireless telecommunication services 1.2%
Millicom International Cellular SA (A)	4.500	04-27-31		5,685,000	4,908,031
Rogers Communications, Inc. (5.000% to 12-17-26, then 5 Year Canada Government Bond Yield + 3.575%)	5.000	12-17-81	CAD	3,722,000	2,768,790
T-Mobile USA, Inc.	2.625	04-15-26		2,415,000	2,279,422
T-Mobile USA, Inc.	2.625	02-15-29		4,405,000	3,901,332
T-Mobile USA, Inc.	2.875	02-15-31		4,070,000	3,571,506
T-Mobile USA, Inc.	3.375	04-15-29		4,865,000	4,506,814
T-Mobile USA, Inc.	3.500	04-15-31		3,440,000	3,139,980
T-Mobile USA, Inc. (A)	3.500	04-15-31		4,670,000	4,262,706
T-Mobile USA, Inc.	4.750	02-01-28		1,665,000	1,670,078
Vmed O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	7,750,000	7,061,211
Vmed O2 UK Financing I PLC (A)	4.250	01-31-31		14,225,000	12,589,125
Consumer discretionary 5.1%					213,747,309
Automobiles 1.3%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	5,093,144
Ford Motor Company	3.250	02-12-32		11,425,000	9,658,124
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	3,354,000	4,013,863
Ford Motor Credit Company LLC	2.900	02-16-28		3,620,000	3,148,459
Ford Motor Credit Company LLC	3.625	06-17-31		12,890,000	11,144,694
Ford Motor Credit Company LLC	4.000	11-13-30		2,575,000	2,317,500
Ford Motor Credit Company LLC	4.125	08-17-27		1,665,000	1,577,588
Ford Motor Credit Company LLC	4.542	08-01-26		4,455,000	4,371,959
Ford Motor Credit Company LLC	4.950	05-28-27		11,500,000	11,445,749
Hotels, restaurants and leisure 3.6%
Carnival Corp. (A)	5.750	03-01-27		11,850,000	10,513,024
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32		4,920,000	4,268,100
Hilton Domestic Operating Company, Inc.	4.875	01-15-30		7,450,000	7,311,840
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hyatt Hotels Corp.	6.000	04-23-30		11,696,000	$12,215,371
MGM Resorts International	4.750	10-15-28		1,060,000	964,764
New Red Finance, Inc. (A)	3.500	02-15-29		10,802,000	9,904,300
New Red Finance, Inc. (A)	3.875	01-15-28		8,793,000	8,298,394
New Red Finance, Inc. (A)	4.000	10-15-30		22,370,000	19,717,030
Royal Caribbean Cruises, Ltd. (A)	4.250	07-01-26		7,280,000	6,214,281
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28		12,760,000	10,768,292
Travel + Leisure Company (A)	4.500	12-01-29		9,282,000	8,191,365
Travel + Leisure Company (A)	6.625	07-31-26		3,876,000	3,979,256
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28		6,920,000	6,529,850
Yum! Brands, Inc.	3.625	03-15-31		18,845,000	16,667,319
Yum! Brands, Inc.	4.625	01-31-32		9,070,000	8,463,489
Yum! Brands, Inc. (A)	4.750	01-15-30		19,625,000	18,889,063
Internet and direct marketing retail 0.2%
MercadoLibre, Inc.	2.375	01-14-26		5,950,000	5,407,122
MercadoLibre, Inc.	3.125	01-14-31		3,340,000	2,673,369
Consumer staples 3.0%					125,077,193
Beverages 0.2%
Becle SAB de CV (A)	2.500	10-14-31		8,250,000	7,038,240
Food products 2.5%
Darling Ingredients, Inc. (A)	6.000	06-15-30		5,225,000	5,225,000
JBS Finance Luxembourg Sarl (A)	3.625	01-15-32		10,670,000	9,038,450
Kraft Heinz Foods Company	3.000	06-01-26		7,061,000	6,825,238
Kraft Heinz Foods Company	3.875	05-15-27		3,905,000	3,859,812
Kraft Heinz Foods Company	4.250	03-01-31		12,095,000	11,819,312
Kraft Heinz Foods Company	4.375	06-01-46		2,935,000	2,577,192
Kraft Heinz Foods Company	4.625	10-01-39		11,120,000	10,261,075
Kraft Heinz Foods Company	6.875	01-26-39		12,485,000	14,376,555
Kraft Heinz Foods Company (A)	7.125	08-01-39		1,675,000	1,960,549
MARB BondCo PLC (A)	3.950	01-29-31		14,046,000	11,730,517
NBM US Holdings, Inc. (A)	7.000	05-14-26		2,929,000	3,025,657
Post Holdings, Inc. (A)	4.500	09-15-31		7,390,000	6,484,725
Post Holdings, Inc. (A)	5.500	12-15-29		3,230,000	3,075,558
Post Holdings, Inc. (A)	5.625	01-15-28		14,510,000	14,383,255
Personal products 0.3%
Natura & Company Luxembourg Holdings Sarl (A)	6.000	04-19-29		4,015,000	3,899,609
Natura Cosmeticos SA (A)(B)	4.125	05-03-28		8,030,000	7,249,374
Oriflame Investment Holding PLC (A)	5.125	05-04-26		3,329,000	2,247,075
Energy 6.1%					258,844,919
Oil, gas and consumable fuels 6.1%
Aker BP ASA (A)	3.750	01-15-30		8,430,000	7,856,024
Cenovus Energy, Inc.	3.500	02-07-28	CAD	5,175,000	3,865,508
Cenovus Energy, Inc.	5.250	06-15-37		2,074,000	2,101,329
Cenovus Energy, Inc.	5.400	06-15-47		8,203,000	8,362,858
Cenovus Energy, Inc.	6.750	11-15-39		18,593,000	20,941,101
Cheniere Energy Partners LP	4.000	03-01-31		13,025,000	12,031,844
Cheniere Energy Partners LP	4.500	10-01-29		4,045,000	3,946,140
Continental Resources, Inc. (A)	2.875	04-01-32		12,374,000	10,373,372
Continental Resources, Inc. (A)	5.750	01-15-31		15,241,000	15,667,443
Ecopetrol SA	4.625	11-02-31		4,570,000	3,953,050
Ecopetrol SA	5.375	06-26-26		2,445,000	2,423,068
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Ecopetrol SA	5.875	05-28-45		2,485,000	$2,025,275
Ecopetrol SA	6.875	04-29-30		4,970,000	5,016,594
Enbridge, Inc.	3.125	11-15-29		10,080,000	9,347,680
EQT Corp. (A)	3.125	05-15-26		1,990,000	1,876,073
EQT Corp. (A)	3.625	05-15-31		23,315,000	20,945,895
EQT Corp.	3.900	10-01-27		3,283,000	3,164,451
Inversiones Latin America Power Ltda (A)	5.125	06-15-33		6,185,217	4,175,021
Kinder Morgan, Inc.	5.300	12-01-34		2,405,000	2,464,613
MC Brazil Downstream Trading SARL (A)(B)	7.250	06-30-31		10,290,000	9,170,963
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		6,590,000	6,395,595
Occidental Petroleum Corp.	3.200	08-15-26		1,560,000	1,505,299
Occidental Petroleum Corp.	3.400	04-15-26		2,417,000	2,350,375
Occidental Petroleum Corp.	6.125	01-01-31		7,895,000	8,566,075
Occidental Petroleum Corp.	6.625	09-01-30		11,815,000	13,244,674
Occidental Petroleum Corp.	7.500	05-01-31		3,470,000	4,160,547
Ovintiv, Inc.	6.500	08-15-34		7,620,000	8,328,159
Ovintiv, Inc.	6.500	02-01-38		5,700,000	6,181,951
Pertamina Persero PT (A)	3.100	01-21-30		2,700,000	2,450,250
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,256,447
Petrobras Global Finance BV	6.900	03-19-49		9,495,000	8,963,945
Petrorio Luxembourg Trading Sarl (A)(B)	6.125	06-09-26		5,350,000	5,130,704
Qatar Energy (A)	2.250	07-12-31		3,925,000	3,480,643
Qatar Energy (A)	3.300	07-12-51		3,105,000	2,553,527
Saudi Arabian Oil Company (A)	4.250	04-16-39		2,850,000	2,751,111
Saudi Arabian Oil Company (A)	4.375	04-16-49		5,805,000	5,498,496
Southwestern Energy Company	5.950	01-23-25		166,000	171,476
The Williams Companies, Inc.	3.500	11-15-30		865,000	804,272
TransCanada PipeLines, Ltd.	4.100	04-15-30		13,295,000	13,122,652
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		875,000	809,879
Western Midstream Operating LP	4.550	02-01-30		9,845,000	9,410,540
Financials 10.7%					452,839,334
Banks 6.6%
Asian Development Bank	3.000	10-14-26	AUD	5,880,000	4,104,566
Banco Actinver SA (A)	4.800	12-18-32		2,360,000	1,590,050
Banco Actinver SA (A)	9.500	12-18-32	MXN	138,600,000	4,693,829
Banco Santander SA (4.750% to 11-12-26, then 5 Year CMT + 3.753%) (C)	4.750	11-12-26		8,200,000	7,210,252
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (C)	4.375	03-15-28		5,490,000	4,613,112
BNG Bank NV	0.250	06-07-24	EUR	3,800,000	4,028,938
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) (A)(B)(C)	4.500	02-25-30		8,095,000	6,846,346
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) (A)(B)(C)	4.625	02-25-31		14,782,000	12,150,354
Citigroup, Inc. (3 month EURIBOR + 0.500%) (D)	0.007	03-21-23	EUR	10,835,000	11,656,411
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) (A)(B)(C)	6.875	09-23-24		1,926,000	1,953,439
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24		8,335,000	8,575,715
European Investment Bank (SONIA + 0.350%) (D)	1.113	06-29-23	GBP	6,180,000	7,810,467
European Investment Bank	1.750	03-13-25	NOK	15,470,000	1,614,380
ING Groep NV (4.250% to 5-16-31, then 5 Year CMT + 2.862%) (C)	4.250	05-16-31		8,315,000	6,295,726
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) (C)	5.750	11-16-26		9,554,000	9,204,082
Inter-American Development Bank	2.700	01-29-26	AUD	5,932,000	4,136,410
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Inter-American Development Bank	2.750	10-30-25	AUD	5,140,000	$3,598,171
International Bank for Reconstruction & Development	1.800	01-19-27	CAD	6,585,000	4,915,283
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	15,730,000	12,108,811
International Bank for Reconstruction & Development	2.875	11-30-26	NZD	7,530,000	4,653,821
International Bank for Reconstruction & Development, Zero Coupon	0.000	01-15-27	EUR	4,350,000	4,390,875
International Finance Corp.	0.375	09-10-25	NZD	12,980,000	7,495,666
International Finance Corp.	2.550	09-18-23	CNY	32,140,000	4,823,682
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (A)	4.198	06-01-32		7,674,000	6,285,628
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (A)(B)(C)	7.700	09-17-25		7,875,000	7,715,772
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (C)	7.500	09-27-25		9,344,000	9,603,436
NatWest Group PLC (4.600% to 6-28-31, then 5 Year CMT + 3.100%) (C)	4.600	06-28-31		4,400,000	3,542,638
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25		8,590,000	8,415,116
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	1.670	06-21-23	NOK	88,000,000	9,413,338
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	1.760	06-19-24	NOK	110,000,000	11,770,193
Nordic Investment Bank	1.875	04-10-24	NOK	46,090,000	4,868,557
Popular, Inc.	6.125	09-14-23		17,095,000	17,330,655
QNB Finance, Ltd.	3.500	03-28-24		4,285,000	4,284,834
Royal Bank of Canada (4.200% to 2-24-27, then 5 Year Canada Government Bond Yield + 2.710%) (C)	4.200	02-24-27	CAD	6,420,000	4,333,481
Shinhan Financial Group Company, Ltd. (2.875% to 5-12-26, then 5 Year CMT + 2.064%) (A)(C)	2.875	05-12-26		9,105,000	8,193,134
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) (A)(C)	6.750	04-06-28		4,155,000	3,971,354
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(B)(C)	8.000	09-29-25		6,640,000	6,892,634
U.S. Bancorp	0.850	06-07-24	EUR	18,550,000	19,646,363
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (C)	3.700	01-15-27		13,641,000	11,313,159
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) (A)	5.459	06-30-35		1,625,000	1,457,902
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) (C)	8.000	06-03-24		3,624,000	3,660,240
Capital markets 1.9%
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) (A)(B)(C)	5.100	01-24-30		3,965,000	3,344,207
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) (A)(C)	6.375	08-21-26		8,715,000	8,045,301
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (C)	6.000	10-30-25		8,800,000	8,233,820
MSCI, Inc. (A)	3.250	08-15-33		4,130,000	3,599,873
MSCI, Inc. (A)	3.625	09-01-30		16,020,000	14,672,237
MSCI, Inc. (A)	3.625	11-01-31		8,740,000	7,907,078
MSCI, Inc. (A)	3.875	02-15-31		7,940,000	7,404,844
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	7,713,000	8,299,975
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	2,510,000	2,582,422
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	1,960,000	2,181,856
UBS Group AG (3.875% to 6-2-26, then 5 Year CMT + 3.098%) (A)(C)	3.875	06-02-26		5,800,000	5,026,401
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) (A)(C)	4.375	02-10-31		6,145,000	4,980,213
UBS Group AG (5.125% to 7-29-26, then 5 Year CMT + 4.855%) (C)	5.125	07-29-26		4,672,000	4,455,920
Consumer finance 0.0%
Capital One Financial Corp.	0.800	06-12-24	EUR	1,100,000	1,153,808
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Diversified financial services 1.0%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	$7,658,942
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	10,945,000	11,267,873
Mexico Remittances Funding Fiduciary Estate Management Sarl (A)	4.875	01-15-28		6,450,000	5,401,940
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	88,151,060	16,832,456
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	19,002,447
Chubb INA Holdings, Inc.	0.300	12-15-24	EUR	9,990,000	10,385,383
DB Insurance Company, Ltd.	3.512	05-25-24	KRW	10,000,000,000	8,012,509
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	7,903,585
Mortgage real estate investment trusts 0.1%
Starwood Property Trust, Inc. (A)	4.375	01-15-27		3,520,000	3,317,424
Health care 4.0%					169,213,312
Health care equipment and supplies 0.5%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	9,211,395
DH Europe Finance II Sarl	0.450	03-18-28	EUR	14,445,000	13,987,934
Health care providers and services 2.8%
Centene Corp.	2.500	03-01-31		9,265,000	7,898,413
Centene Corp.	3.000	10-15-30		18,720,000	16,652,189
Centene Corp.	3.375	02-15-30		18,780,000	17,230,650
Centene Corp.	4.625	12-15-29		2,625,000	2,587,043
HCA, Inc.	3.500	09-01-30		40,331,000	36,776,759
HCA, Inc.	4.125	06-15-29		13,845,000	13,411,983
HCA, Inc.	5.375	02-01-25		16,935,000	17,505,540
Rede D’or Finance Sarl (A)	4.500	01-22-30		4,134,000	3,602,822
Rede D’or Finance Sarl (A)(B)	4.950	01-17-28		4,356,000	4,082,705
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	6,457,991
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	3,481,027
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	5,237,987
Pharmaceuticals 0.3%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	7,078,353
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,010,521
Industrials 4.1%					175,220,636
Aerospace and defense 1.1%
Airbus SE	1.625	06-09-30	EUR	2,740,000	2,813,132
DAE Funding LLC (A)	3.375	03-20-28		6,635,000	5,921,738
The Boeing Company	5.040	05-01-27		11,170,000	11,222,860
The Boeing Company	5.150	05-01-30		27,030,000	26,872,928
Air freight and logistics 0.2%
Hidrovias International Finance SARL (A)(B)	4.950	02-08-31		3,515,000	2,866,518
Simpar Europe SA (A)	5.200	01-26-31		3,245,000	2,677,125
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	30,765,000	5,312,692
Airlines 1.7%
American Airlines, Inc. (A)	5.500	04-20-26		9,940,000	9,831,753
American Airlines, Inc. (A)	5.750	04-20-29		8,095,000	7,821,794
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		5,221,348	4,786,549
Delta Air Lines, Inc.	2.900	10-28-24		7,330,000	7,108,084
Delta Air Lines, Inc. (A)	4.500	10-20-25		3,390,000	3,381,880
Delta Air Lines, Inc. (A)	4.750	10-20-28		37,648,000	37,597,234
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Airlines (continued)
Delta Air Lines, Inc. (B)	7.375	01-15-26		1,655,000	$1,779,125
Building products 0.1%
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	2,505,163
Construction and engineering 0.2%
AECOM	5.125	03-15-27		8,062,000	8,051,519
Professional services 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30		2,812,000	2,430,017
Road and rail 0.2%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		7,580,000	6,693,358
Movida Europe SA (A)	5.250	02-08-31		2,480,000	2,044,785
Trading companies and distributors 0.5%
United Rentals North America, Inc.	3.875	02-15-31		11,355,000	10,311,759
United Rentals North America, Inc.	4.000	07-15-30		7,265,000	6,736,798
United Rentals North America, Inc.	4.875	01-15-28		6,470,000	6,453,825
Information technology 1.2%					50,271,820
IT services 0.5%
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	4,620,843
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	9,625,000	9,845,027
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	3,504,045
Gartner, Inc. (A)	3.750	10-01-30		5,220,000	4,841,550
Semiconductors and semiconductor equipment 0.1%
SK Hynix, Inc. (A)	1.500	01-19-26		4,935,000	4,494,615
Technology hardware, storage and peripherals 0.6%
Apple, Inc.	0.875	05-24-25	EUR	9,831,000	10,412,284
Atento Luxco 1 SA (A)(B)	8.000	02-10-26		4,968,000	3,925,331
CDW LLC	4.250	04-01-28		1,655,000	1,580,740
Dell International LLC	8.350	07-15-46		5,348,000	7,047,385
Materials 4.2%					177,114,181
Chemicals 0.7%
Braskem Idesa SAPI (A)	6.990	02-20-32		5,090,000	4,494,521
Braskem Netherlands Finance BV (A)	4.500	01-31-30		5,509,000	5,159,179
Braskem Netherlands Finance BV (A)(B)	5.875	01-31-50		6,055,000	5,464,088
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	4,583,003
FS Luxembourg Sarl (A)	10.000	12-15-25		8,820,000	9,302,983
Construction materials 0.4%
Cemex SAB de CV (A)	3.875	07-11-31		12,495,000	10,589,513
St. Mary’s Cement, Inc. (A)	5.750	01-28-27		7,505,000	7,635,787
Containers and packaging 1.2%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		9,710,000	8,639,958
Ball Corp.	2.875	08-15-30		10,485,000	9,069,525
Ball Corp.	4.875	03-15-26		8,590,000	8,746,768
Ball Corp.	5.250	07-01-25		13,700,000	13,974,000
Berry Global, Inc. (A)	5.625	07-15-27		6,805,000	6,758,590
Sealed Air Corp. (A)	5.000	04-15-29		4,410,000	4,376,131
Metals and mining 1.9%
Cleveland-Cliffs, Inc. (A)(B)	4.625	03-01-29		14,925,000	13,868,609
Cleveland-Cliffs, Inc. (A)(B)	4.875	03-01-31		8,180,000	7,714,394
FMG Resources August 2006 Proprietary, Ltd. (A)	4.375	04-01-31		16,856,000	15,022,910
Freeport-McMoRan, Inc.	4.125	03-01-28		1,430,000	1,371,299
Freeport-McMoRan, Inc.	4.625	08-01-30		10,030,000	9,702,220
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
Freeport-McMoRan, Inc.	5.450	03-15-43		19,505,000	$19,185,703
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		11,455,000	11,455,000
Real estate 1.6%					68,573,275
Equity real estate investment trusts 1.6%
American Tower Corp.	0.500	01-15-28	EUR	2,845,000	2,634,547
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	3,818,942
Crown Castle International Corp.	2.250	01-15-31		2,550,000	2,133,217
Host Hotels & Resorts LP	3.375	12-15-29		7,065,000	6,349,301
Host Hotels & Resorts LP	3.500	09-15-30		2,575,000	2,297,098
SBA Communications Corp.	3.125	02-01-29		9,770,000	8,689,438
SBA Communications Corp.	3.875	02-15-27		22,055,000	21,561,519
VICI Properties LP (A)	4.125	08-15-30		9,945,000	9,121,852
VICI Properties LP (A)	4.625	12-01-29		4,345,000	4,084,300
VICI Properties LP	5.125	05-15-32		7,950,000	7,883,061
Utilities 2.1%					88,600,769
Electric utilities 1.2%
Chile Electricity PEC SpA (A)(E)	5.493	01-25-28		2,925,000	2,152,384
EDP Finance BV	0.375	09-16-26	EUR	1,315,000	1,318,421
FirstEnergy Corp.	4.400	07-15-27		9,045,000	8,977,163
FirstEnergy Corp.	7.375	11-15-31		12,300,000	14,525,931
Israel Electric Corp., Ltd. (A)	3.750	02-22-32		5,380,000	4,919,850
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,565,000	4,724,302
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		12,660,000	12,437,817
Independent power and renewable electricity producers 0.8%
DPL, Inc.	4.125	07-01-25		13,920,000	13,363,200
Greenko Dutch BV (A)(B)	3.850	03-29-26		5,892,750	5,391,866
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		5,260,000	5,131,130
Greenko Wind Projects Mauritius, Ltd. (A)	5.500	04-06-25		7,965,000	7,749,945
The AES Corp. (A)	3.950	07-15-30		1,650,000	1,530,705
Multi-utilities 0.1%
E.ON SE	0.375	09-29-27	EUR	3,200,000	3,135,582

Engie SA	0.375	06-21-27	EUR	3,300,000	3,242,473
Convertible bonds 2.0%					$85,894,064
(Cost $90,730,650)
Communication services 0.7%					31,116,351
Diversified telecommunication services 0.1%
Cellnex Telecom SA	0.750	11-20-31	EUR	6,000,000	4,994,785
Media 0.6%
Liberty Broadband Corp. (A)	1.250	09-30-50		12,375,000	11,665,628
Liberty Broadband Corp. (A)	2.750	09-30-50		8,550,000	8,295,460
Liberty Media Corp. (A)	0.500	12-01-50		5,085,000	6,160,478
Consumer discretionary 0.2%					6,913,981
Specialty retail 0.2%
Burlington Stores, Inc.	2.250	04-15-25		6,365,000	6,913,981
Industrials 1.1%					47,863,732
Airlines 0.9%
Air Canada	4.000	07-01-25		5,160,000	6,970,919
American Airlines Group, Inc.	6.500	07-01-25		14,450,000	19,337,898
Southwest Airlines Company	1.250	05-01-25		9,450,000	12,908,700
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail 0.2%

Uber Technologies, Inc. (E)	4.677	12-15-25	10,190,000	$8,646,215
Capital preferred securities 0.1%				$4,959,586
(Cost $6,277,704)
Financials 0.1%				4,959,586
Banks 0.1%

USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	06-27-22	7,014,000	4,959,586
Term loans (F) 10.1%				$428,292,339
(Cost $443,126,006)
Communication services 1.1%				44,952,479
Entertainment 0.2%
WMG Acquisition Corp., 2021 Term Loan G (1 month LIBOR + 2.125%)	3.185	01-20-28	9,805,000	9,512,909
Media 0.5%
AP Core Holdings II LLC, Amortization Term Loan B1 (1 month LIBOR + 5.500%)	6.560	09-01-27	7,346,625	6,942,561
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	6.560	09-01-27	5,215,000	4,967,288
Univision Communications, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%)	4.310	03-15-26	8,337,000	8,076,469
Wireless telecommunication services 0.4%
SBA Senior Finance II LLC, 2018 Term Loan B (1 month LIBOR + 1.750%)	2.810	04-11-25	15,813,969	15,453,252
Consumer discretionary 3.0%				126,109,568
Diversified consumer services 0.3%
APX Group, Inc., 2021 Term Loan B (Prime rate + 2.500% and 1 month LIBOR + 3.500%)	4.375	07-10-28	3,825,775	3,642,253
Whatabrands LLC, 2021 Term Loan B (1 month LIBOR + 3.250%)	4.310	08-03-28	8,362,043	7,902,130
Hotels, restaurants and leisure 2.1%
Aramark Services, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	2.810	03-11-25	11,735,000	11,422,028
Bally’s Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	4.050	10-02-28	5,311,688	5,083,551
Carnival Corp., 2021 Incremental Term Loan B (3 month LIBOR + 3.250%)	4.000	10-18-28	5,007,450	4,754,974
Carnival Corp., USD Term Loan B (3 month LIBOR + 3.000%)	3.750	06-30-25	12,848,994	12,351,096
Fertitta Entertainment LLC, 2022 Term Loan B (1 month CME Term SOFR + 4.000%)	5.034	01-27-29	3,150,000	3,010,046
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (1 month LIBOR + 3.000%)	4.060	08-02-28	5,983,977	5,809,425
Hilton Worldwide Finance LLC, 2019 Term Loan B2 (1 month LIBOR + 1.750%)	2.756	06-22-26	8,560,000	8,325,542
KFC Holding Company, 2021 Term Loan B (3 month LIBOR + 1.750%)	2.686	03-15-28	14,292,424	14,069,176
Marriott Ownership Resorts, Inc., 2019 Term Loan B (1 month LIBOR + 1.750%)	2.810	08-29-25	8,170,000	7,912,972
New Red Finance, Inc., Term Loan B4 (1 month LIBOR + 1.750%)	2.810	11-19-26	17,675,399	16,979,518
Household durables 0.2%
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%)	4.842	02-26-29	7,515,000	6,776,050
Specialty retail 0.4%
Burlington Coat Factory Warehouse Corp., 2021 Term Loan B6 (1 month LIBOR + 2.000%)	3.023	06-24-28	9,706,650	9,286,061
RH, Term Loan B (1 month LIBOR + 2.500%)	3.560	10-20-28	9,600,815	8,784,746
Energy 0.4%				18,348,562
Oil, gas and consumable fuels 0.4%
Pilot Travel Centers LLC, 2021 Term Loan B (1 month SOFR + 2.000%)	3.134	08-04-28	16,576,700	15,955,074
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Southwestern Energy Company, 2021 Term Loan (3 month SOFR + 2.500%)	3.301	06-22-27	2,429,938	$2,393,488
Financials 0.3%				10,770,001
Insurance 0.3%
Asurion LLC, 2021 Second Lien Term Loan B4 (1 month LIBOR + 5.250%)	6.310	01-20-29	6,760,000	6,050,200
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%)	4.310	07-31-27	4,997,143	4,719,801
Health care 1.8%				78,433,129
Biotechnology 0.1%
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B (G)	TBD	11-15-27	3,031,000	2,908,123
Health care equipment and supplies 0.3%
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	4.310	10-23-28	12,815,000	12,350,456
Health care technology 0.0%
athenahealth, Inc., 2022 Term Loan B (1 month SOFR + 3.500%)	4.363	02-15-29	2,806,000	2,672,715
Life sciences tools and services 0.6%
Avantor Funding, Inc., 2021 Term Loan B5 (1 month LIBOR + 2.250%)	3.310	11-08-27	14,773,927	14,376,952
ICON Luxembourg Sarl, LUX Term Loan (3 month LIBOR + 2.250%)	3.313	07-03-28	9,571,873	9,404,365
ICON Luxembourg Sarl, US Term Loan (3 month LIBOR + 2.250%)	3.313	07-03-28	2,384,917	2,343,181
Pharmaceuticals 0.8%
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.560	05-05-28	12,818,138	12,513,707
Organon & Company, USD Term Loan (3 month LIBOR + 3.000%)	3.562	06-02-28	13,286,736	12,940,750
Padagis LLC, Term Loan B (3 month LIBOR + 4.750%)	5.719	07-06-28	7,193,412	6,932,651
Perrigo Investments LLC, Term Loan B (3 month SOFR + 2.500%)	2.671	04-20-29	2,043,000	1,990,229
Industrials 2.5%				103,958,050
Air freight and logistics 0.1%
Worldwide Express, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.250%)	5.256	07-26-28	3,326,663	3,093,197
Airlines 1.0%
AAdvantage Loyalty IP, Ltd., 2021 Term Loan (G)	TBD	04-20-28	4,096,000	4,078,592
Air Canada, 2021 Term Loan B (3 month LIBOR + 3.500%)	4.250	08-11-28	11,490,000	11,166,901
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%)	6.250	06-21-27	8,835,000	8,952,771
United Airlines, Inc., 2021 Term Loan B (1 month LIBOR + 3.750%)	4.711	04-21-28	16,514,279	16,039,494
Building products 0.1%
JELD-WEN, Inc., 2021 Term Loan B (1 month LIBOR + 2.250%)	3.310	07-28-28	3,503,525	3,360,756
Commercial services and supplies 0.3%
Clean Harbors, Inc., 2021 Incremental Term Loan B (1 month LIBOR + 2.000%)	3.060	10-08-28	5,017,425	4,988,424
MillerKnoll, Inc., Term Loan B (1 month LIBOR + 2.000%)	3.000	07-19-28	8,646,550	8,194,768
Construction and engineering 0.3%
AECOM, 2021 Term Loan B (1 month LIBOR + 1.750%)	2.810	04-13-28	13,834,962	13,769,246
Machinery 0.2%
Brown Group Holding LLC, Term Loan B (3 month LIBOR + 2.500%)	3.506	06-07-28	5,441,530	5,156,993
Clark Equipment Company, 2022 Term Loan B (3 month SOFR + 2.500%)	3.472	04-20-29	1,711,000	1,661,809
Professional services 0.1%
Trans Union LLC, 2021 Term Loan B6 (1 month LIBOR + 2.250%)	3.310	12-01-28	4,898,158	4,769,581
Road and rail 0.3%
Avis Budget Car Rental LLC, 2022 Term Loan C (1 month CME Term SOFR + 3.500%)	4.634	03-16-29	4,850,000	4,724,725
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail (continued)
The Hertz Corp., 2021 Term Loan B (1 month LIBOR + 3.250%)	4.014	06-30-28	8,134,126	$7,826,575
The Hertz Corp., 2021 Term Loan C (1 month LIBOR + 3.250%)	4.014	06-30-28	1,543,850	1,485,477
Trading companies and distributors 0.1%
Setanta Aircraft Leasing DAC, Term Loan B (3 month LIBOR + 2.000%)	3.006	11-05-28	4,835,000	4,688,741
Information technology 0.6%				26,724,818
IT services 0.1%
Sabre GLBL, Inc., 2021 Term Loan B1 (1 month LIBOR + 3.500%)	4.560	12-17-27	1,457,325	1,363,517
Sabre GLBL, Inc., 2021 Term Loan B2 (1 month LIBOR + 3.500%)	4.560	12-17-27	2,323,132	2,173,592
Semiconductors and semiconductor equipment 0.1%
Entegris, Inc., 2022 Term Loan B (G)	TBD	03-02-29	3,202,000	3,156,980
Software 0.4%
Cornerstone OnDemand, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	4.810	10-16-28	2,826,000	2,672,916
Quest Software, Inc., 2022 Term Loan (3 month SOFR + 4.250%)	4.750	02-01-29	7,975,000	7,350,318
SS&C Technologies, Inc., 2022 Term Loan B6 (1 month SOFR + 2.250%)	3.384	03-22-29	4,338,092	4,220,964
SS&C Technologies, Inc., 2022 Term Loan B7 (1 month SOFR + 2.250%)	3.384	03-22-29	5,947,102	5,786,531
Materials 0.4%				18,995,732
Chemicals 0.2%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B (6 month LIBOR + 4.000%)	4.750	03-16-27	8,432,963	7,900,674
Containers and packaging 0.2%
Berry Global, Inc., 2021 Term Loan Z (G)	TBD	07-01-26	7,172,000	7,016,009

Pretium PKG Holdings, Inc., 2021 1st Lien Term Loan (3 month LIBOR + 4.000%)	4.883	10-02-28	4,389,000	4,079,049
Collateralized mortgage obligations 3.4%				$143,095,195
(Cost $144,981,603)
Commercial and residential 2.2%				93,807,051
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(H)	3.805	01-25-49	4,800,658	4,684,374
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (A)(D)	2.819	05-15-39	3,145,000	3,097,926
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	1.795	10-15-36	17,025,009	16,811,560
Series 2021-CIP, Class A (1 month LIBOR + 0.921%) (A)(D)	1.796	12-15-38	4,955,000	4,821,552
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%) (A)(D)	1.575	09-15-36	5,650,000	5,379,586
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class A (1 month LIBOR + 1.070%) (A)(D)	1.945	12-15-37	3,840,900	3,773,557
COLT Mortgage Loan Trust
Series 2022-5, Class A1 (A)(H)	4.550	04-25-67	4,033,296	4,040,939
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class A (1 month LIBOR + 0.980%) (A)(D)	1.855	05-15-36	10,930,000	10,752,313
CSMC Trust
Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	1,477,716	1,454,623
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	3,559,981	37,017
Series 2007-4, Class ES IO	0.350	07-19-47	3,783,399	49,768
Series 2007-6, Class ES IO (A)	0.343	08-19-37	3,836,638	47,854
Life Mortgage Trust
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (A)(D)	2.095	05-15-39	12,160,000	11,916,631
Series 2022-BMR2, Class B (1 month CME Term SOFR + 1.794%) (A)(D)	2.594	05-15-39	11,605,000	11,358,803
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2022-BMR2, Class D (1 month CME Term SOFR + 2.542%) (A)(D)	3.342	05-15-39	9,305,000	$9,061,077
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (H)	5.332	11-25-34	931,266	957,338
Verus Securitization Trust
Series 2022-4, Class A2 (A)(H)	4.740	04-25-67	5,652,912	5,562,133
U.S. Government Agency 1.2%				49,288,144
Federal Home Loan Mortgage Corp.
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (A)(D)	2.584	04-25-42	7,936,529	7,909,437
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (A)(D)	2.551	05-25-42	9,690,000	9,659,772
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (A)(D)	3.701	05-25-42	10,345,000	10,247,852
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%) (A)(D)	4.084	03-25-42	3,825,000	3,801,115
Federal National Mortgage Association
Series 2022-R01, Class 1M1 (1 month SOFR + 1.000%) (A)(D)	1.584	12-25-41	3,333,793	3,265,065
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (A)(D)	2.684	03-25-42	1,230,675	1,227,621
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (A)(D)	2.584	03-25-42	2,525,232	2,504,665

Series 2022-R05, Class 2M2 (1 month SOFR + 3.000%) (A)(D)	3.584	04-25-42	10,960,000	10,672,617
Asset backed securities 1.0%				$42,537,179
(Cost $43,272,445)
Asset backed securities 1.0%				42,537,179
DB Master Finance LLC
Series 2019-1A, Class A2II (A)	4.021	05-20-49	5,693,988	5,573,429
Domino’s Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,736,150	5,747,737
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	3,661,526	3,368,469
Home Partners of America Trust
Series 2019-1, Class B (A)	3.157	09-17-39	4,207,919	3,899,014
Jack in the Box Funding LLC
Series 2019-1A, Class A2II (A)	4.476	08-25-49	6,927,313	6,747,639
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	2,188,145	2,165,056
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	14,858,000	15,035,835

	Shares	Value
Common stocks 1.8%		$74,892,334
(Cost $106,044,739)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (I)(J)	110,794	0
Consumer discretionary 0.2%		7,690,706
Automobiles 0.2%
General Motors Company (J)	198,829	7,690,706
Financials 0.8%		34,012,539
Banks 0.7%
Cadence Bank	189,156	5,056,140
Credit Agricole SA (B)	512,766	5,693,190
First Citizens BancShares, Inc., Class A	5,535	3,876,714
Societe Generale SA (B)	154,102	4,152,667
U.S. Bancorp	197,568	10,484,934
Capital markets 0.1%
Credit Suisse Group AG, ADR	673,602	4,748,894
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Shares	Value
Industrials 0.4%		$15,220,097
Aerospace and defense 0.2%
The Boeing Company (J)	70,174	9,220,864
Airlines 0.2%
Delta Air Lines, Inc. (J)	143,901	5,999,233
Real estate 0.1%		5,775,220
Equity real estate investment trusts 0.1%
Americold Realty Trust, Inc.	208,567	5,775,220
Utilities 0.3%		12,193,772
Multi-utilities 0.3%

Algonquin Power & Utilities Corp.	264,450	12,193,772
Preferred securities 3.1%		$132,883,605
(Cost $140,544,690)
Communication services 0.4%		15,325,166
Media 0.4%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	12,455	14,216,854
Paramount Global, 5.750%	21,800	1,108,312
Financials 0.7%		28,324,953
Banks 0.5%
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	12,425	9,606,140
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	6,268,922
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,409,407
Capital markets 0.2%
Stifel Financial Corp., 4.500%	347,850	7,040,484
Health care 0.4%		18,326,908
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000% (B)	113,050	5,841,294
Danaher Corp., 5.000% (B)	8,740	12,485,614
Industrials 0.1%		3,452,000
Electrical equipment 0.1%
KKR & Company, Inc., 6.000%	50,000	3,452,000
Information technology 0.0%		2,475,784
IT services 0.0%
Sabre Corp., 6.500%	24,800	2,475,784
Utilities 1.5%		64,978,794
Electric utilities 1.2%
American Electric Power Company, Inc., 6.125%	288,950	16,435,476
NextEra Energy, Inc., 5.279%	554,400	27,221,040
NextEra Energy, Inc., 6.219%	183,350	8,993,318
Independent power and renewable electricity producers 0.3%
The AES Corp., 6.875%	137,600	12,328,960

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.6%				$110,186,320
(Cost $110,234,990)
U.S. Government 0.3%				11,583,603
U.S. Treasury Bill	1.157	10-13-22	11,640,000	11,583,603
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government (continued)
U.S. Government Agency 0.3%				$12,345,000
Federal Home Loan Bank Discount Note	0.500	06-01-22	12,345,000	12,345,000

	Yield (%)	Shares	Value
Short-term funds 1.3%			54,922,717
John Hancock Collateral Trust (K)	0.8437(L)	5,492,986	54,922,717

	Par value^	Value
Repurchase agreement 0.7%		31,335,000
Repurchase Agreement with State Street Corp. dated 5-31-22 at 0.060% to be repurchased at $31,335,052 on 6-1-22, collateralized by $35,830,700 U.S. Treasury Notes, 0.625% due 12-31-27 (valued at $31,961,738)	31,335,000	31,335,000

Total investments (Cost $4,639,498,646) 100.5%	$4,253,246,055
Other assets and liabilities, net (0.5%)	(22,072,216)
Total net assets 100.0%	$4,231,173,839

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,380,490,049 or 32.6% of the fund’s net assets as of 5-31-22.
(B)	All or a portion of this security is on loan as of 5-31-22. The value of securities on loan amounted to $57,412,011. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $4,098,808 in the form of U.S. Treasuries was pledged to the fund.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(L)	The rate shown is the annualized seven-day yield as of 5-31-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 5-31-22:
United States	56.2%
Canada	6.7%
Indonesia	3.7%
Luxembourg	3.2%
United Kingdom	2.4%
Mexico	2.2%
Norway	2.1%
Brazil	1.6%
Australia	1.5%
Supranational	1.5%
Other countries	18.9%
TOTAL	100.0%
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	78	Long	Jun 2022	$11,660,860	$10,623,700	$(1,037,160)
German Euro BUND Futures	122	Short	Jun 2022	(21,442,363)	(19,851,592)	1,590,771
U.S. Treasury Long Bond Futures	1,334	Short	Sep 2022	(188,029,374)	(186,009,625)	2,019,749
						$2,573,360
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	15,111,667	NZD	16,373,591	BARC	6/15/2022	$180,337	—
AUD	30,223,333	NZD	32,856,692	GSI	6/15/2022	289,334	—
AUD	15,114,964	NZD	16,356,402	HUS	6/15/2022	193,901	—
AUD	18,561,726	USD	13,785,051	ANZ	6/15/2022	—	$(461,728)
AUD	29,202,860	USD	20,784,260	CITI	6/15/2022	177,107	—
AUD	19,452,569	USD	14,096,907	GSI	6/15/2022	—	(134,151)
AUD	59,558,766	USD	42,867,559	HUS	6/15/2022	—	(117,188)
AUD	23,368,038	USD	17,493,313	SSB	6/15/2022	—	(720,093)
CAD	54,444,531	USD	43,003,089	BARC	6/15/2022	36,691	—
CAD	18,867,073	USD	15,094,583	CIBC	6/15/2022	—	(179,685)
CAD	38,018,184	USD	30,189,166	CITI	6/15/2022	—	(134,830)
CAD	153,125,524	USD	121,078,999	HUS	6/15/2022	—	(29,399)
CAD	96,332,230	USD	75,387,681	MSCS	6/15/2022	765,385	—
CAD	57,044,846	USD	45,283,749	RBC	6/15/2022	—	(188,355)
CAD	69,151,921	USD	54,704,980	UBS	6/15/2022	—	(38,637)
EUR	30,217,198	GBP	25,546,339	BARC	6/15/2022	268,274	—
EUR	15,108,599	GBP	12,658,243	HUS	6/15/2022	278,957	—
EUR	21,096,462	USD	23,616,983	ANZ	6/15/2022	—	(955,207)
EUR	120,957,884	USD	130,399,477	BARC	6/15/2022	—	(466,770)
EUR	4,754,418	USD	5,255,684	BMO	6/15/2022	—	(148,498)
EUR	18,845,696	USD	20,829,811	CIBC	6/15/2022	—	(585,804)
EUR	38,615,624	USD	42,164,036	CITI	6/15/2022	—	(683,214)
EUR	21,738,454	USD	23,261,863	GSI	6/15/2022	89,539	—
EUR	110,317,613	USD	118,976,101	HUS	6/15/2022	—	(473,149)
EUR	43,476,908	USD	46,504,528	MSCS	6/15/2022	198,276	—
EUR	21,096,462	USD	23,625,400	RBC	6/15/2022	—	(963,625)
EUR	21,738,454	USD	23,183,474	SSB	6/15/2022	167,928	—
EUR	29,937,242	USD	32,812,594	UBS	6/15/2022	—	(654,071)
GBP	13,697,000	CAD	22,989,684	HUS	6/15/2022	—	(914,319)
GBP	15,205,000	JPY	2,403,370,722	GSI	6/15/2022	482,332	—
GBP	15,205,000	JPY	2,404,497,413	SSB	6/15/2022	473,576	—
GBP	2,900,040	USD	3,626,239	BARC	6/15/2022	28,105	—
GBP	741,114	USD	932,237	CITI	6/15/2022	1,642	—
GBP	14,823,563	USD	18,976,221	HUS	6/15/2022	—	(297,029)
GBP	38,090,000	USD	49,761,759	MSCS	6/15/2022	—	(1,764,497)
GBP	704,049	USD	879,578	RBC	6/15/2022	7,594	—
JPY	2,428,002,823	GBP	15,205,000	GSI	6/15/2022	—	(290,906)
JPY	2,454,389,579	GBP	15,205,000	JPM	6/15/2022	—	(85,844)
JPY	1,935,516,675	USD	15,095,000	BARC	6/15/2022	—	(53,362)
JPY	5,626,390,099	USD	44,917,164	CITI	6/15/2022	—	(1,192,341)
JPY	4,038,211,148	USD	31,899,616	GSI	6/15/2022	—	(517,138)
JPY	6,286,642,652	USD	50,963,312	HUS	6/15/2022	—	(2,107,415)
JPY	7,757,462,726	USD	60,678,750	JPM	6/15/2022	—	(392,550)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
JPY	1,284,382,417	USD	10,735,510	RBC	6/15/2022	—	$(754,084)
JPY	11,363,559,036	USD	90,099,381	SSB	6/15/2022	—	(1,788,831)
JPY	1,943,606,074	USD	15,184,375	UBS	6/15/2022	—	(79,871)
MXN	121,892,465	USD	5,897,927	GSI	6/15/2022	$280,104	—
MXN	80,938,466	USD	3,932,144	UBS	6/15/2022	170,163	—
NOK	82,845,760	USD	9,538,442	BARC	6/15/2022	—	(698,621)
NOK	84,806,553	USD	9,714,938	CITI	6/15/2022	—	(665,897)
NOK	84,993,304	USD	9,714,938	MSCS	6/15/2022	—	(645,970)
NOK	249,070,651	USD	28,615,326	UBS	6/15/2022	—	(2,038,953)
NZD	32,897,676	AUD	30,229,928	HUS	6/15/2022	—	(267,368)
NZD	32,772,869	AUD	30,229,927	RBC	6/15/2022	—	(348,673)
NZD	19,706,785	USD	13,500,961	BARC	6/15/2022	—	(662,963)
NZD	19,345,852	USD	13,194,142	CIBC	6/15/2022	—	(591,275)
NZD	21,282,744	USD	14,657,245	CITI	6/15/2022	—	(792,588)
NZD	40,289,186	USD	26,099,994	HUS	6/15/2022	146,421	—
NZD	556	USD	375	MSCS	6/15/2022	—	(13)
NZD	30,235,936	USD	19,613,036	SSB	6/15/2022	84,183	—
NZD	20,173,030	USD	12,679,012	UBS	6/15/2022	462,722	—
SGD	28,395,648	USD	20,419,827	ANZ	6/15/2022	305,533	—
SGD	4,860,294	USD	3,536,580	BARC	6/15/2022	10,842	—
SGD	27,663,477	USD	20,247,371	CIBC	6/15/2022	—	(56,407)
SGD	111,991,764	USD	81,330,695	CITI	6/15/2022	409,633	—
SGD	22,687,737	USD	16,508,468	GSI	6/15/2022	50,812	—
SGD	81,045,271	USD	58,826,513	HUS	6/15/2022	326,649	—
SGD	65,108,819	USD	46,834,014	JPM	6/15/2022	687,482	—
SGD	67,090,511	USD	48,748,900	MSCS	6/15/2022	218,990	—
SGD	27,637,864	USD	20,247,371	SSB	6/15/2022	—	(75,101)
SGD	70,045,385	USD	50,898,675	UBS	6/15/2022	225,912	—
USD	3,358,866	AUD	4,481,882	ANZ	6/15/2022	141,839	—
USD	4,449,670	AUD	5,951,576	CIBC	6/15/2022	177,721	—
USD	14,022,608	AUD	18,997,562	CITI	6/15/2022	386,448	—
USD	21,682,432	AUD	30,133,684	HUS	6/15/2022	52,936	—
USD	91,373,147	AUD	125,920,868	JPM	6/15/2022	989,074	—
USD	2,922,313	AUD	3,883,971	MSCS	6/15/2022	134,458	—
USD	4,519,625	AUD	6,065,920	NAB	6/15/2022	165,600	—
USD	8,288,719	AUD	10,879,068	SSB	6/15/2022	479,890	—
USD	51,097,362	BRL	266,993,938	SSB	6/15/2022	—	(4,878,017)
USD	15,094,583	CAD	18,882,418	BARC	6/15/2022	167,554	—
USD	15,098,000	CAD	18,917,190	BMO	6/15/2022	143,482	—
USD	15,170,833	CAD	19,445,974	CITI	6/15/2022	—	(201,701)
USD	15,177,916	CAD	19,325,434	GSI	6/15/2022	—	(99,328)
USD	30,188,889	CAD	38,757,854	HUS	6/15/2022	—	(450,176)
USD	30,348,749	CAD	38,778,216	JPM	6/15/2022	—	(306,411)
USD	14,980,500	CAD	19,289,656	MSCS	6/15/2022	—	(268,461)
USD	50,790,565	CAD	65,660,191	RBC	6/15/2022	—	(1,115,478)
USD	15,094,583	CAD	18,888,984	SCB	6/15/2022	162,363	—
USD	90,338,778	CAD	117,203,135	SSB	6/15/2022	—	(2,313,267)
USD	75,130,389	CAD	96,583,669	UBS	6/15/2022	—	(1,221,446)
USD	10,336,998	COP	39,491,725,381	CITI	6/15/2022	—	(121,371)
USD	5,419,905	COP	20,725,717,490	SSB	6/15/2022	—	(68,769)
USD	62,912,804	EUR	57,383,484	BARC	6/15/2022	1,271,585	—
USD	6,151,548	EUR	5,660,000	BNY	6/15/2022	71,588	—
USD	68,867,077	EUR	63,464,234	GSI	6/15/2022	693,929	—
USD	83,533,465	EUR	77,548,782	HUS	6/15/2022	230,727	—
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	253,235,763	EUR	231,283,026	MSCS	6/15/2022	$4,792,017	—
USD	23,020,700	EUR	21,694,310	RBC	6/15/2022	—	$(283,283)
USD	151,004,596	EUR	137,839,445	SSB	6/15/2022	2,937,751	—
USD	45,801,742	EUR	42,743,208	UBS	6/15/2022	—	(112,922)
USD	19,537,668	GBP	15,850,866	BARC	6/15/2022	—	(436,030)
USD	58,078,686	GBP	44,329,474	CIBC	6/15/2022	2,219,054	—
USD	10,140,828	GBP	8,242,450	JPM	6/15/2022	—	(245,496)
USD	30,245,000	JPY	3,830,876,416	BARC	6/15/2022	473,799	—
USD	15,102,500	JPY	1,889,207,065	CITI	6/15/2022	420,752	—
USD	18,964,972	JPY	2,476,806,425	GSI	6/15/2022	—	(283,235)
USD	15,142,500	JPY	1,938,986,525	HUS	6/15/2022	73,896	—
USD	59,836,272	JPY	7,193,471,379	JPM	6/15/2022	3,933,063	—
USD	442,928	JPY	56,391,277	MSCS	6/15/2022	4,690	—
USD	75,881,250	JPY	9,563,161,567	RBC	6/15/2022	1,562,276	—
USD	38,328,203	JPY	4,636,593,648	SSB	6/15/2022	2,295,466	—
USD	23,327,578	JPY	2,918,871,483	UBS	6/15/2022	643,915	—
USD	11,486,366	MXN	236,814,398	GSI	6/15/2022	—	(516,401)
USD	41,987,015	MXN	906,026,486	MSCS	6/15/2022	—	(3,934,282)
USD	57,119,877	NOK	513,193,536	CITI	6/15/2022	2,361,026	—
USD	13,978,054	NZD	20,182,778	ANZ	6/15/2022	829,971	—
USD	8,070,498	NZD	11,548,373	BARC	6/15/2022	547,304	—
USD	13,030,086	NZD	19,374,651	CIBC	6/15/2022	408,458	—
USD	25,155,136	NZD	38,615,042	HUS	6/15/2022	—	(656)
USD	12,104,112	NZD	19,216,323	MSCS	6/15/2022	—	(414,373)
USD	70,620,933	NZD	103,414,346	UBS	6/15/2022	3,251,593	—
USD	51,219,492	SGD	70,167,413	ANZ	6/15/2022	5,839	—
USD	20,595,085	SGD	27,905,311	CIBC	6/15/2022	227,612	—
USD	20,476,131	SGD	28,516,166	GSI	6/15/2022	—	(337,192)
USD	20,428,662	SGD	27,799,937	HUS	6/15/2022	138,099	—
USD	91,928,063	SGD	126,160,627	JPM	6/15/2022	—	(153,806)
USD	144,031,474	SGD	197,589,103	MSCS	6/15/2022	—	(184,469)
USD	20,476,131	SGD	28,388,211	UBS	6/15/2022	—	(243,800)
						$39,414,199	$(42,206,790)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
BNY	The Bank of New York Mellon
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
UBS	UBS AG
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2022, by major security category or type:
	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$280,527,209	—	$280,527,209	—
Foreign government obligations	929,042,608	—	929,042,608	—
Corporate bonds	2,020,935,616	—	2,020,935,616	—
Convertible bonds	85,894,064	—	85,894,064	—
Capital preferred securities	4,959,586	—	4,959,586	—
Term loans	428,292,339	—	428,292,339	—
Collateralized mortgage obligations	143,095,195	—	143,095,195	—
Asset backed securities	42,537,179	—	42,537,179	—
Common stocks	74,892,334	$65,046,477	9,845,857	—
Preferred securities	132,883,605	118,666,751	14,216,854	—
Short-term investments	110,186,320	54,922,717	55,263,603	—
Total investments in securities	$4,253,246,055	$238,635,945	$4,014,610,110	—
Derivatives:
Assets
|	23

	Total value at 5-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Futures	$3,610,520	$3,610,520	—	—
Forward foreign currency contracts	39,414,199	—	$39,414,199	—
Liabilities
Futures	(1,037,160)	(1,037,160)	—	—
Forward foreign currency contracts	(42,206,790)	—	(42,206,790)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	5,492,986	$29,012,253	$296,734,069	$(270,776,526)	$(12,439)	$(34,640)	$192,139	$13,759	$54,922,717
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
24	|